Nuveen Investments

Municipal Bond Funds

PROSPECTUS     OCTOBER 31, 2008

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen California High Yield Municipal Bond Fund

Nuveen California Municipal Bond Fund

Nuveen California Insured Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

October 31, 2008

Section 1    The Funds

Nuveen California High Yield Municipal Bond Fund

Nuveen California Municipal Bond Fund

Nuveen California Insured Municipal Bond Fund

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

NOT FDIC OR GOVERNMENT INSUREDMAY LOSE VALUENO BANK GUARANTEE

Section 1    The Funds

Nuveen California High Yield Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide high current income exempt from regular federal, state and, in some cases, local income taxes. Total return is a secondary objective when consistent with the fund’s primary objective.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund invests at least 80% of its net assets in municipal bonds that are exempt from California personal income tax. Under normal circumstances, the adviser invests at least 65% of the fund’s net assets in medium- to low-quality bonds rated BBB/Baa or lower by at least one independent rating agency, or if unrated, judged to be of comparable quality by the fund’s investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may invest up to 15% of its net assets in securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today. For diversification purposes or when after-tax yields merit, the fund may invest up to 20% of its net assets in municipal securities that are not exempt from California personal income tax (e.g., municipal securities issued by issuers outside of California).

The fund’s investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are market risk, credit risk, interest rate risk and concentration risk. Market risk is the risk that the market values of municipal bonds owned by the fund will decline, at times sharply and unpredictably. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund invests in lower rated municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in California bonds. In addition, the fund may invest in municipal securities whose coupons vary inversely with changes in short-term interest rates, which securities are generally more volatile than fixed rate bonds and have varying degrees of liquidity. As a non-diversified fund, the fund may invest more of its assets in a single issuer than a diversified fund. A portion of the fund’s otherwise exempt-interest dividends may be subject to the federal alternative minimum tax. Moreover, there is no guarantee that all of the fund’s income will be exempt from state income taxes. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be appropriate for you if you are seeking to:

•	Earn regular monthly tax-free dividends;
•	Reduce federal and California personal taxes on investment income; or

•	Increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you seek to:

•	Avoid fluctuations in share price;

•	Avoid the risks associated with low-quality municipal bonds; or

•	Invest through an IRA or 401(k) plan.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for the past year as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns over the past year (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of taxable dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indexes do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

During the one-year period ended December 31, 2007, the highest and lowest quarterly returns were 1.69% and -3.85%, respectively, for the quarters ended 3/31/07 and 12/31/07. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class Returns Before Taxes	1 Year	Since Inception (March 28, 2006)
Class A (Offer)	-10.98%	-3.48%
Class B	-11.35%	-3.98%
Class C	-7.64%	-1.70%
Class I2	-6.91%	-0.92%
Class A (Offer) Returns:
After Taxes on Distributions	-10.98%	-3.48%
After Taxes on Distributions and Sales of Shares	-5.64%	-2.27%
Lehman Brothers Municipal Bond Index[3]	3.37%	4.56%
Lehman Brothers California Municipal Bond Index[3]	2.82%	4.33%
Lipper Peer Group[4]	0.97%	3.13%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		I2
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	The Class A year-to-date return on net asset value as of 3/31/08 was -5.37%.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers California Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt California bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.
4.	The Lipper Peer Group returns represent the Lipper California Municipal Debt Funds Index, a managed index, which is the average annualized total returns for the 30 largest funds in the Lipper California Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
5.	As a percent of offering price unless otherwise noted. Financial intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		I2
Management Fees	.58%		.58%		.58%		.58%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Interest and Related Expenses from Inverse Floating Rate Securities[12]	.44%		.44%		.44%		.44%

Other Expenses	.21%		.21%		.20%		.19%

Total Annual Fund Operating Expenses—Gross[13]	1.43%		2.18%		1.97%		1.21%

Expense Reimbursements	(.06%	)	(.06%	)	(.05%	)	(.04%	)

Custodian Fee Credits[14]	(.05%	)	(.05%	)	(.05%	)	(.05%	)

Total Annual Fund Operating Expenses—Net	1.32%		2.07%		1.87%		1.12%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Net (excluding custodian fee credits) are 1.37%, 2.12%, 1.92% and 1.17% for Class A, B, C and I, respectively, through June 30, 2009 and 1.62%, 2.37%, 2.17% and 1.42%, respectively, after June 30, 2009. Your actual returns and costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	I2	A	B	C	I2
1 Year	$554	$615	$195	$119	$554	$215	$195	$119

3 Years	$886	$1,016	$655	$425	$886	$716	$655	$425

5 Years	$1,242	$1,343	$1,142	$753	$1,242	$1,243	$1,142	$753

10 Years	$2,241	$2,500	$2,484	$1,680	$2,241	$2,500	$2,484	$1,680

6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
12.	Interest expense arises because accounting rules require the fund to treat interest paid by trusts issuing certain inverse floating rate securities held by the fund as having been paid (indirectly) by the fund. Because the fund also recognizes a corresponding amount of additional interest earned (also indirectly), the fund’s net asset value per share, net investment income, and total return have not been affected by this accounting treatment.
13.	The investment adviser has agreed to waive fees and reimburse expenses through June 30, 2009, so that operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed .75% (1.00% after June 30, 2009) of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee. The expense reimbursements reduced the operating expenses for the period ended February 29, 2008 to 1.37%, 2.12%, 1.92% and 1.17%, for Class A, B, C and I, respectively. Substantially all of the difference between the expense cap and the Total Annual Fund Operating Expenses—Net is attributable to interest expense deemed to have been paid on inverse floating rate securities.
14.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

Nuveen California Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in municipal bonds. The fund will invest primarily in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying bonds in a variety of economic sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are market risk, credit risk, interest rate risk and concentration risk. Market risk is the risk that the market values of municipal bonds owned by the fund will decline, at times sharply and unpredictably. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. Because the fund may invest in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in California bonds. In addition, the fund may invest in municipal securities whose coupons vary inversely with changes in short-term interest rates, which securities are generally more volatile than fixed rate bonds and have varying degrees of liquidity. A portion of the fund’s otherwise exempt-interest dividends may be subject to the federal alternative minimum tax. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;

•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of taxable dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indexes do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

During the ten-year period ended December 31, 2007, the highest and lowest quarterly returns were 4.37% and -2.40%, respectively, for the quarters ended 9/30/04 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class Returns Before Taxes	1 Year	5 Year	10 Year
Class A (Offer)	-3.79%	3.16%	3.70%
Class B	-4.08%	3.12%	3.53%
Class C	0.02%	3.47%	3.58%
Class I2	0.68%	4.25%	4.36%
Class A (Offer) Returns:
After Taxes on Distributions	-3.79%	3.16%	3.67%
After Taxes on Distributions and Sales of Shares	-1.07%	3.35%	3.82%
Lehman Brothers Municipal Bond Index[3]	3.37%	4.30%	5.18%
Lehman Brothers California Municipal Bond Index[3]	2.82%	4.49%	5.23%
Lipper Peer Group[4]	0.97%	3.84%	4.51%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		I2
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	The Class A year-to-date return on net asset value as of 3/31/08 was -1.82%.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers California Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt California bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.
4.	The Lipper Peer Group returns represent the Lipper California Municipal Debt Funds Index, a managed index, which is the average annualized total returns for the 30 largest funds in the Lipper California Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
5.	As a percent of offering price unless otherwise noted. Financial intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		I2
Management Fees	.52%		.52%		.52%		.52%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Interest and Related Expenses from Inverse Floating Rate Securities[12]	.15%		.15%		.15%		.15%

Other Expenses	.10%		.10%		.10%		.10%

Total Annual Fund Operating Expenses—Gross[13]	.97%		1.72%		1.52%		.77%

Custodian Fee Credits[14]	(.02%	)	(.01%	)	(.01%	)	(.01%	)

Total Annual Fund Operating Expenses—Net	.95%		1.71%		1.51%		.76%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	I2	A	B	C	I2
1 Year	$515	$575	$155	$79	$515	$175	$155	$79

3 Years	$716	$842	$480	$246	$716	$542	$480	$246

5 Years	$934	$1,033	$829	$428	$934	$933	$829	$428

10 Years	$1,560	$1,831	$1,813	$954	$1,560	$1,831	$1,813	$954

6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
12.	Interest expense arises because accounting rules require the fund to treat interest paid by trusts issuing certain inverse floating rate securities held by the fund as having been paid (indirectly) by the fund. Because the fund also recognizes a corresponding amount of additional interest earned (also indirectly), the fund’s net asset value per share, net investment income, and total return have not been affected by this accounting treatment.
13.	The fund’s investment adviser has agreed to waive fees or reimburse expenses so that operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level component of the management fee. Substantially all of the difference between the expense cap and the Total Annual Fund Operating Expenses—Net is attributable to interest expense deemed to have been paid on inverse floating rate securities.
14.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

Nuveen California Insured Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

Under normal circumstances, the fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The fund will only purchase quality municipal bonds that are rated investment grade (AAA/AAa to BBB/Baa) (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser.

The fund’s investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying bonds in a variety of economic sectors.

What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are market risk, credit risk, interest rate risk and concentration risk. Market risk is the risk that the market values of municipal bonds owned by the fund will decline, at times sharply and unpredictably. Credit risk is the risk that an issuer or insurer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising interest rates. The fund may bear additional risk because its investments are concentrated in California bonds. In addition, the fund may invest in municipal securities whose coupons vary inversely with changes in short-term interest rates, which securities are generally more volatile than fixed rate bonds and have varying degrees of liquidity. A portion of the fund’s otherwise exempt-interest dividends may be subject to the federal alternative minimum tax. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

•	Earn regular monthly tax-free dividends;

•	Preserve investment capital over time;
•	Reduce taxes on investment income; or

•	Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

•	Pursue long term growth;

•	Invest through an IRA or 401(k) plan; or

•	Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of taxable dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indexes do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

During the ten-year period ended December 31, 2007, the highest and lowest quarterly returns were 5.57% and -2.60%, respectively, for the quarters ended 9/30/02 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class Returns Before Taxes	1 Year	5 Year	10 Year
Class A (Offer)	-2.36%	2.70%	3.93%
Class B	-2.81%	2.62%	3.75%
Class C	1.39%	3.01%	3.80%
Class I2	2.06%	3.78%	4.57%
Class A (Offer) Returns:
After Taxes on Distributions	-2.44%	2.66%	3.88%
After Taxes on Distributions and Sales of Shares	-0.07%	2.91%	3.99%
Lehman Brothers Municipal Bond Index[3]	3.37%	4.30%	5.18%
Lehman Brothers California Municipal Bond Index[3]	2.82%	4.49%	5.23%
Lipper Peer Group[4]	0.97%	3.84%	4.51%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		I2
Maximum Sales Charge Imposed on Purchases	4.20%	[6]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None

1.	The Class A year-to-date return on net asset value as of 3/31/08 was -1.85%.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.	The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. The Lehman Brothers California Municipal Bond Index is comprised of California municipal bond issues. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.
4.	The Lipper Peer Group returns represent the Lipper California Municipal Debt Funds Index, a managed index, which is the average annualized total returns for all reporting funds in the Lipper California Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
5.	As a percent of offering price unless otherwise noted. Financial intermediaries and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		I2
Management Fees	.53%		.53%		.53%		.53%

12b-1 Distribution and Service Fees[11]	.20%		.95%		.75%		—

Interest and Related Expenses from Inverse Floating Rate Securities[12]	.08%		.08%		.08%		.08%

Other Expenses	.10%		.10%		.10%		.10%

Total Annual Fund Operating Expenses—Gross[13]	.91%		1.66%		1.46%		.71%

Custodian Fee Credits[14]	(.01%	)	(.01%	)	(.01%	)	(.01%	)

Total Annual Fund Operating Expenses—Net	.90%		1.65%		1.45%		.70%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	I2	A	B	C	I2
1 Year	$509	$569	$149	$73	$509	$169	$149	$73

3 Years	$698	$823	$462	$227	$698	$523	$462	$227

5 Years	$903	$1,002	$797	$395	$903	$902	$797	$395

10 Years	$1,493	$1,766	$1,746	$883	$1,493	$1,766	$1,746	$883

6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
12.	Interest expense arises because accounting rules require the fund to treat interest paid by trusts issuing certain inverse floating rate securities held by the fund as having been paid (indirectly) by the fund. Because the fund also recognizes a corresponding amount of additional interest earned (also indirectly), the fund’s net asset value per share, net investment income, and total return have not been affected by this accounting treatment.
13.	The fund’s investment adviser has agreed to waive fees or reimburse expenses so that operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.975% of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level component of the management fee.
14.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

Section 2    How We Manage Your Money

To help you understand how the funds’ assets are managed, this section includes a detailed discussion of the adviser’s investment and risk management strategies. For a more complete discussion of these matters, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds’ investment portfolios, managing the funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). As a result of the merger, Merrill Lynch is an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the funds. As a result, the funds are generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and are subject to other limitations in transacting with Merrill Lynch. NAM and the funds do not believe that any such prohibition or limitations will have a materially adverse effect on the funds’ ability to pursue their investment objectives and policies.

NAM is responsible for the execution of specific investment strategies and day-to-day investment operations. NAM manages the funds using a team of analysts and portfolio managers that focuses on a specific group of funds. The day-to-day operation of the funds and the execution of their specific investment strategies are the responsibility of the designated portfolio managers described below.

John V. Miller, CFA, is the portfolio manager for the California High Yield Municipal Bond Fund (the “California High Yield Fund”). Mr. Miller joined Nuveen’s investment management team as a credit analyst in 1996, with three prior years of experience in the municipal market with C.W. Henderson & Assoc., a municipal bond manager for private accounts. He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen (since 2007), previously, Vice President (2002-2007). Currently, he manages investments for four Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund, with a total of approximately $5.7 billion under management.

Johnathan N. Wilhelm, JD, has co-management responsibility for the California High Yield Fund. He is a Vice President and Portfolio Manager with NAM (since 1999). Mr. Wilhelm has 17 years of industry experience. He received his BS in Business from Miami University, Ohio and his JD from DePaul University in Chicago. Currently, he co-manages three of Nuveen’s high yield municipal bond funds, with a total of approximately $5.6 billion under management.

Section 2    How We Manage Your Money

Scott R. Romans manages the California Municipal Bond Fund (the “California Fund”) and the California Insured Municipal Bond Fund (the “California Insured Fund”). Mr. Romans has been co-manager for the California Fund since January 2003 and manager since September 2003. Mr. Romans has been the manager of the California Insured Municipal Bond Fund since May 2005. He is a Vice President, formerly, Assistant Vice President and Portfolio Manager of NAM (since 2003), formerly, Senior Analyst (since 2000); prior thereto, he attended the University of Chicago, receiving his Ph.D. in 2000. Currently, he manages 29 Nuveen-sponsored investment companies, with a total of approximately $6 billion under management.

Additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at http://www.nuveen.com/MF/resources/eReports.aspx.

For the most recent fiscal year, the funds paid the following management fees (net of reimbursement, if any) to NAM as a percentage of average net assets:

Nuveen California High Yield Municipal Bond Fund	.53%

Nuveen California Municipal Bond Fund	.52%

Nuveen California Insured Municipal Bond Fund	.53%

Information regarding the Board of Trustees’ approval of investment management agreements is currently available in the funds’ semi-annual report for the period ended August 31, 2007.

Each fund’s investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. Income from these bonds may be subject to the federal alternative minimum tax (“AMT”). For diversification purposes or when after-tax yields merit, the California High Yield Fund may invest up to 20% of its net assets in municipal securities that are not exempt from California personal income tax (e.g., municipal securities issued by issuers outside of California).

California and its local governments and municipalities and other issuing authorities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making a purchase decision, take into consideration the issuer’s incentive to continue making appropriations until maturity.

Section 2    How We Manage Your Money

In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds may buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds may buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the funds may buy more bonds from issuers in that industry. In that case, the funds’ portfolio composition would change from time to time.

Credit Quality

Under normal circumstances, the California Insured Fund will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the California Insured Fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency or are unrated but judged to be of similar credit quality by the fund’s investment adviser, or are backed by an escrow or trust account containing sufficient U.S. government securities or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest.

The California Fund will invest at least 80% of its net assets in investment grade municipal bonds (rated BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, or if unrated, judged by the fund’s investment adviser to be of comparable quality. The California Fund may invest up to 20% of its net assets in below investment grade municipal bonds. Under normal circumstances, at least 65% of the California High Yield Fund’s assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by the fund’s adviser to be of comparable quality. The California High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. Below investment grade municipal bonds are commonly referred to as “high yield”, “high risk” or “junk” bonds which typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.”

High Yield Municipal Bonds

Under normal circumstances, at least 65% of the California High Yield Fund’s net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies or, if unrated, judged by NAM to be of comparable quality. The fund may invest up to 10% of its net assets in defaulted municipal bonds. “Defaulted” means that the bond’s issuer

Section 2    How We Manage Your Money

has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as “high yield,” “high risk” or “junk” bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

The California High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by NAM to be of comparable quality) or in short-term, high-quality investments. The California High Yield Fund may do this (i) at times when the expected additional income and return do not justify the increased risks of investing in lower rated bonds, (ii) when there is a lack of desirable lower rated bonds, or (iii) as a temporary defensive measure. If the California High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve as high a level of current income.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but will generally maintain under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of approximately 15 to 30 years.

Inverse Floating Rate Securities

The funds may invest up to 15% of their net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (i) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (ii) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

Other Investment Companies

The California High Yield Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies that invest primarily in municipal securities of the types in which the fund may invest directly. In addition, the fund may invest a portion of its assets in pooled investment vehicles (other than investment companies) that invest primarily in municipal securities of the types in which the fund may invest directly. As a stockholder in an investment company, the fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the fund invests in other investment companies. NAM will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available municipal security investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to leverage risks. If the fund invests in leveraged investment companies, the net asset value and market value of leveraged shares will tend to be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

Insurance

The California Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the California Insured Fund will invest at least 80% of its net assets in municipal securities covered by insurance

Section 2    How We Manage Your Money

guaranteeing the timely payment of principal and interest. For purposes of the 80% test, insurers must have a claims-paying ability rated at least A by at least one independent rating agency at the time of purchase or at the time the security is insured while in the portfolio. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered “while in fund” under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

NAM may obtain master policies only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody’s, Standard & Poor’s or Fitch.

The California Insured Fund may invest up to 20% of its net assets in investment grade municipal securities rated below AA (based on the higher of the rating of the insurer, if any, or the underlying security) or are unrated but judged to be investment grade by NAM. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.

Short-Term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See “How We Manage Risk—Hedging and Other Defensive Investment Strategies.” The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not be able to achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. These transactions involve an additional element of risk because, although the fund will not have made any cash outlay prior to the settlement date, the value of the security to be purchased may decline before that settlement date.

Municipal “forwards” pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and “lock in” a currently attractive interest rate.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Individual Investors—Mutual Funds” section of the home page and following the applicable link for each fund in the “Find A Fund” section. By following

Section 2    How We Manage Your Money

these links, you can obtain a list of each fund’s top ten portfolio holdings and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds’ website is generally made available approximately 5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Investment Philosophy

NAM believes that the tax treatment of municipal securities and the structural characteristics in the municipal securities market create opportunities to enhance the after-tax total return and diversification of the investment portfolios of taxable investors.

Investment Process

NAM believes that a value-oriented investment strategy that seeks to identify underrated and undervalued securities and sectors is positioned to capture the opportunities inherent in the municipal securities market and potentially outperform the general municipal securities market over time. The primary elements of NAM’s investment process are:

•	Credit Analysis and Surveillance

•	Sector Analysis

•	Limited Industry Concentration

•	Trading Strategies

•	Sell Discipline

•	Yield Curve and Structural Analysis

Portfolio Turnover

Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund’s investment portfolio that is sold and replaced with new securities during a year is known as the fund’s portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Market risk: Each fund is subject to market risk. Market risk is the risk that the market values of municipal bonds owned by the funds will decline, at times sharply and unpredictably. Market values of municipal bonds are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions. Lower-quality

Section 2    How We Manage Your Money

municipal bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news. During times of low demand or decreased liquidity in the municipal bond market, prices of bonds, particularly lower-quality bonds, may decline sharply without regard to changes in interest rates or issuer-specific credit-related events. Such periods of decreased liquidity may occur when dealers that make a market in municipal bonds are unable or unwilling to do so, particularly during periods of economic or financial distress.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable or unwilling to meet its obligation to make interest and principal payments due to changing financial or market conditions and the related risk that the value of a bond would likely decline because of concerns about the issuer’s ability to make such payments. The purchase of insured bonds in the California Insured Fund may reduce this risk to the extent that the insurer remains creditworthy. Credit risk is heightened for the California Fund which may invest up to 20% of its net assets in below investment grade municipal bonds and for the California High Yield Fund which under normal circumstances invests at least 65% of its net assets in medium-to low-quality municipal bonds rated BBB/Baa or lower. In addition, the funds may purchase municipal bonds that represent lease obligations that involve special risks because the issuer of those securities may not be obligated to appropriate money annually to make payments under the lease.

Interest rate risk: Because they invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Interest rate risk may be increased by a fund’s investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments.

State concentration risk: Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in California and therefore the value of the fund’s investment portfolio. For more information, see the Statement of Additional Information. These risks may be greater for the California High Yield Fund, which is a non-diversified fund (i.e., a fund that can take greater than 5% positions in securities of any one issuer with respect to its entire portfolio) and may concentrate its investments in municipal bonds of certain issuers to a greater extent than the California and California Insured Funds, which are diversified funds.

Income risk: The income from a fund’s portfolio may decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund’s income may decrease if short-term interest rates rise.

Inflation risk: The value of assets or income from investments may be less in the future as inflation decreases the value of money. As inflation increases, the value of a fund’s assets can decline, as can the value of a fund’s distributions.

Borrowing and leverage risks: Each fund may borrow for temporary or emergency purposes, including to meet redemption requests, pay dividends, repurchase its shares, or clear portfolio transactions. Borrowing may exaggerate changes in the net asset value of a fund’s shares and may affect a fund’s net income. When a fund borrows money, it must pay interest and other

Section 2    How We Manage Your Money

fees, which will reduce the fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity in the municipal bond market, such borrowings might be outstanding for longer periods of time. A fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. In addition, when a fund invests in certain derivative securities, including, but not limited to, inverse floating rate securities, when-issued securities, forward commitments, futures contracts and interest rate swaps, it is effectively leveraging its investments. Certain investments or trading strategies that involve leverage can exaggerate changes in the net asset value of a fund’s shares and can result in losses that exceed the amount originally invested.

Risks from investments in inverse floating rate securities: Each fund may invest up to 15% of its net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates. These inverse floating rate securities are effectively leveraged in that a fund’s exposure to the income and returns of the municipal bonds underlying such securities is greater than the amount of money that the fund has invested in them. These securities are generally subject to greater price volatility than fixed rate bonds because of the leveraged nature of the investment. In addition, a fund may not be able to sell its inverse floating rate securities at the desired time at prices that are approximately the value at which the fund is carrying the securities on its books. Also, the holder of the floating rate securities that has provided the leverage associated with the fund’s inverse floating rate securities may cause the fund to purchase or otherwise retire those floating rate securities (i.e., to effectively cause the fund to repay the leverage provided by such holder), which may require the fund to raise cash through the sale of portfolio securities at times and at prices that are not desirable for the fund.

Tax risk: Income from municipal bonds held by the funds could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the alternative minimum tax.

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within California as well as across different industry sectors. The California Insured Fund also limits investment risk by primarily buying insured municipal bonds.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and avoid excessive concentration. For example, each fund may not have more than 25% in any one industry such as electric utilities or health care. As diversified funds, the California and California Insured Funds also may not have more than 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

Section 2    How We Manage Your Money

Temporary Short-Term Investments

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund’s investment portfolio may fall below the defined range described under “What Securities We Invest In—Portfolio Maturity” (above) and the fund may not achieve its objective. The funds do not expect to invest substantial amounts in short-term investments as a defensive measure except under extraordinary circumstances.

Derivatives and Other Investment Strategies

In addition to their principal investment strategies, the funds may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital, or alternatively to lengthen a fund’s effective portfolio duration. These strategies include using financial futures contracts, swap contracts, options on financial futures, options on swap contracts or other derivative securities whose prices, in NAM’s opinion, correlate with the prices of the funds’ investments. We use these strategies to shorten or lengthen the effective duration, and therefore the interest rate risk, of the funds’ portfolio, and to adjust other aspects of the portfolio’s risk/return profile. The funds may use these strategies if the funds deem it more efficient from a transaction cost, total return or income standpoint than selling and/or investing in cash securities.

Section 2    How We Manage Your Money

Section 3    How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. For further details, please see the Statement of Additional Information.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of .20% of your fund’s average daily net assets, which compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charge for each fund described in this prospectus is as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.20%	4.38%	3.70%

$50,000 but less than $100,000	4.00	4.18	3.50

$100,000 but less than $250,000	3.50	3.63	3.00

$250,000 but less than $500,000	2.50	2.56	2.00

$500,000 but less than $1,000,000	2.00	2.04	1.50

$1,000,000 and over*	—	—	1.00

*	You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. Unless the financial intermediary waived the commission, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class B Shares

Class B shares are not available for new accounts or for additional investment into existing accounts. However, the funds will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment. Class B shares will also be available through December 31, 2008 for defined contribution plans and investors using automatic investment plans with existing investments in Class B shares as of March 31, 2008.

Eligible investors can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge. Class B shares are subject to annual distribution and service fees of .95% of your fund’s average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. The annual .75% distribution fee

Section 3    How You Can Buy and Sell Shares

compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you sell your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase price or redemption proceeds, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of .75% of your fund’s average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you sell your shares within 12 months of purchase, you will normally pay a 1% CDSC based on your purchase price or redemption proceeds, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class I Shares

Class R shares were renamed Class I shares effective May 1, 2008. You may purchase Class I shares only under limited circumstances, at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to on-going service or distribution fees. Class I shares have lower on-going expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares, and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees, and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Section 3    How You Can Buy and Sell Shares

Please refer to the Statement of Additional Information for more information about Class A, Class B, Class C and Class I shares including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Certain employees and affiliates of Nuveen. Purchases by officers, trustees, and former trustees of the Nuveen funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the Statement of Additional Information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

Section 3    How You Can Buy and Sell Shares

(ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day’s closing share price, otherwise you will receive the next business day’s price.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

On-Line

Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account

Section 3    How You Can Buy and Sell Shares

statements and tax forms from the funds’ website. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.

By Telephone

Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.

Investment Minimums

The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs and individual retirement accounts as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. You can stop the deductions at any time by notifying the fund in writing.

From Your Bank Account. You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

From Your Paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

Systematic Exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Special Services—Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3    How You Can Buy and Sell Shares

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the Statement of Additional Information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares. An exchange between classes of shares of the same fund is not considered a taxable event.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege for Class B shares will no longer be available as of December 31, 2008.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day’s price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Section 3    How You Can Buy and Sell Shares

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt

Through Your Financial Advisor

You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

By Telephone

If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record);

•	Any certificates you have for the shares; and

•	Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

Section 3    How You Can Buy and Sell Shares

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

On-Line

You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

Section 3    How You Can Buy and Sell Shares

Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year at year end. The funds declare dividends monthly to shareholders of record, usually payable the first business day of the month. The record date is 3 business days prior to the payable date. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund’s net asset value. This policy is designed to result in the distribution of substantially all of the funds’ net income over time.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest in municipal bonds from California, the regular monthly dividends you, as a taxpayer in that state, receive will be exempt from regular federal and California personal income tax. All or a portion of these dividends, however, may be subject to the federal AMT.

Except to the extent that the California High Yield Fund invests up to 20% of its assets in bonds that are not exempt from California personal income tax, the funds do not seek to realize taxable income or capital gains. However, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund’s normal investment activities. The funds’ distributions of these amounts are subject to federal income tax and to California personal income tax in the hands of California investors and are taxed as ordinary income or capital gains whether received in cash or reinvested in additional shares. These distributions also may be subject to other state and local tax, but any income from federally tax exempt sources will be exempt from federal income tax. Dividends from the funds’ long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income (to the extent subject to state, local, or federal tax) are generally taxable as ordinary income. The funds’ taxable dividends, if any, are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

Section 4    General Information

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.

If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits.

Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Mutual Fund for shares of a different Nuveen Mutual Fund, the exchange is treated the same as a sale for tax purposes. A sale may result in capital gain or loss to you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, and long-term if you held the shares for more than 12 months at the time of disposition.

Please note that if you do not furnish the funds with your correct social security number or employer identification number, you fail to provide certain certifications to the funds, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the funds to withhold, federal law requires the funds to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

Taxable Equivalents of Tax-Free Yields

	To Equal a Tax-Free Yield of:

	3.00%	4.00%	5.00%	6.00%
Tax Bracket:	A Taxable Investment Would Need to Yield:
25%	4.00%	5.33%	6.67%	8.00%

28%	4.17%	5.56%	6.94%	8.33%

33%	4.48%	5.97%	7.46%	8.96%

35%	4.62%	6.15%	7.69%	9.23%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

Section 4    General Information

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan in accordance with Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate financial intermediaries, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2007, these payments in the aggregate were approximately .015% to .020% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The Statement of Additional Information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These

Section 4    General Information

payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net Asset Value is calculated for each class of each fund by taking the market value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued daily at market value. The prices of fixed income securities are provided by a pricing service and are based on the mean between the bid and asked price. When price quotes are not readily available, which is typically the case for municipal bonds, the pricing service establishes a security’s fair value based on various factors, including prices of comparable fixed income securities utilizing a matrix pricing system. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be different from the value realized upon the sale of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of net asset value; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while

Section 4    General Information

offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The Nuveen Funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An intermediary’s account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

Section 4    General Information

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Additional Information on the Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the Statement of Additional Information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

Section 5    Financial Highlights

The financial highlights table is intended to help you understand a fund’s financial performance for the past five fiscal years or the life of the fund, if shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for each of the last five fiscal years or the life of the fund, if shorter, has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen California High Yield Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions						Ratios/Supplemental Data
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains		Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)(d)		Ratio of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A (3/06)
2008	$10.43	$.45	$(2.19)	$(1.74)	$(.45)	$—	**	$(.45)	$8.24	(17.19)%	$42,252	1.37%		4.64%		25%
2007(e)	10.00	.39	.42	.81	(.38)	—		(.38)	10.43	8.19	14,539	1.52	*	3.96	*	3

Class B (3/06)
2008	10.42	.38	(2.20)	(1.82)	(.37)	—	**	(.37)	8.23	(17.86)	148	2.12		3.91		25
2007(e)	10.00	.31	.42	.73	(.31)	—		(.31)	10.42	7.40	72	2.27	*	3.22	*	3

Class C (3/06)
2008	10.42	.40	(2.19)	(1.79)	(.39)	—	**	(.39)	8.24	(17.61)	6,382	1.92		4.08		25
2007(e)	10.00	.33	.42	.75	(.33)	—		(.33)	10.42	7.56	3,061	2.07	*	3.36	*	3

Class I (3/06)(f)
2008	10.43	.47	(2.19)	(1.72)	(.47)	—	**	(.47)	8.24	(17.04)	4,889	1.17		4.92		25
2007(e)	10.00	.45	.37	.82	(.39)	—		(.39)	10.43	8.35	106	1.31	*	4.58	*	3

*	Annualized.

**	Capital Gains round to less than $.01 per share.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.32%, 2.07%, 1.87% and 1.12% for classes A, B, C and I, respectively, and the Ratios of Net investment Income to Average Net Assets for 2008 are 4.69% , 3.96%, 4.13% and 4.98%* for classes A, B, C, and I, respectively.

(d)	The Ratios of Expenses to Average Net Assets for 2008 and 2007(e) reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund. The amount of this deemed interest expense expressed as a percentage of average net assets was .44% and .58%*, respectively, for each share class.

(e)	For the period March 28, 2006 (commencement of operations) through February 28, 2007.

(f)	Subsequent to February 29, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen California Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended February 28/29,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)(d)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (9/94)
2008	$10.50	$.43	$(1.00)	$(.57)	$(.43)	$—	$(.43)	$9.50	(5.65)%	$107,241.97%		4.23%	50%
2007	10.43	.43	.07	.50	(.43)	—	(.43)	10.50	4.88	91,465	1.09	4.13	20
2006	10.45	.45	(.01)	.44	(.46)	—	(.46)	10.43	4.28	78,408.85		4.30	15
2005	10.52	.48	(.08)	.40	(.47)	—	(.47)	10.45	4.02	69,151.86		4.62	16
2004	10.30	.49	.22	.71	(.49)	—	(.49)	10.52	7.08	58,671.88		4.74	28

Class B (3/97)
2008	10.49	.36	(1.00)	(.64)	(.35)	—	(.35)	9.50	(6.28)	7,175	1.72	3.46	50
2007	10.42	.35	.07	.42	(.35)	—	(.35)	10.49	4.10	10,076	1.85	3.38	20
2006	10.44	.37	(.01)	.36	(.38)	—	(.38)	10.42	3.51	13,129	1.60	3.55	15
2005	10.51	.40	(.07)	.33	(.40)	—	(.40)	10.44	3.24	16,258	1.61	3.87	16
2004	10.29	.41	.22	.63	(.41)	—	(.41)	10.51	6.30	17,139	1.63	3.99	28

Class C (9/94)
2008	10.47	.38	(1.00)	(.62)	(.37)	—	(.37)	9.48	(6.07)	25,306	1.52	3.68	50
2007	10.41	.37	.06	.43	(.37)	—	(.37)	10.47	4.25	23,067	1.64	3.58	20
2006	10.43	.39	(.01)	.38	(.40)	—	(.40)	10.41	3.75	21,180	1.40	3.75	15
2005	10.50	.42	(.07)	.35	(.42)	—	(.42)	10.43	3.49	19,165	1.41	4.07	16
2004	10.29	.43	.21	.64	(.43)	—	(.43)	10.50	6.42	18,341	1.43	4.19	28

Class I (7/86)(e)
2008	10.49	.45	(1.00)	(.55)	(.45)	—	(.45)	9.49	(5.43)	164,365.77		4.43	50
2007	10.43	.45	.06	.51	(.45)	—	(.45)	10.49	5.03	167,300.89		4.33	20
2006	10.45	.47	(.01)	.46	(.48)	—	(.48)	10.43	4.52	158,933.65		4.50	15
2005	10.52	.50	(.07)	.43	(.50)	—	(.50)	10.45	4.26	164,422.66		4.82	16
2004	10.31	.51	.21	.72	(.51)	—	(.51)	10.52	7.22	172,001.68		4.94	28

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are .95%, 1.71%, 1.51% and .76% for classes A, B, C, and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are 4.25%, 3.48%, 3.70% and 4.44% for classes A, B, C, and I, respectively.

(d)	The Ratios of Expenses to Average Net Assets for 2008 and 2007 reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was .15% and .26%, respectively, for each share class.

(e)	Subsequent to February 29, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen California Insured Municipal Bond Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended February 28/29,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets(c)(d)	Ratio of Net Investment Income to Average Net Asset(c)	Portfolio Turnover Rate

Class A (9/94)
2008	$10.84	$.43	$(.95)	$(.52)	$(.43)	$(.06)	$(.49)	$9.83	(5.04)%	$80,867.91%		4.03%	21%
2007	10.87	.43	.03	.46	(.44)	(.05)	(.49)	10.84	4.33	89,343.86		4.02	16
2006	10.91	.45	—	.45	(.45)	(.04)	(.49)	10.87	4.19	86,224.84		4.10	14
2005	11.19	.46	(.26)	.20	(.47)	(.01)	(.48)	10.91	1.88	81,346.84		4.25	22
2004	11.06	.48	.15	.63	(.48)	(.02)	(.50)	11.19	5.84	83,966.86		4.38	14

Class B (3/97)
2008	10.86	.35	(.96)	(.61)	(.34)	(.06)	(.40)	9.85	(5.77)	7,890	1.66	3.28	21
2007	10.89	.35	.02	.37	(.35)	(.05)	(.40)	10.86	3.52	12,845	1.61	3.27	16
2006	10.92	.36	.02	.38	(.37)	(.04)	(.41)	10.89	3.48	15,325	1.58	3.34	14
2005	11.20	.38	(.26)	.12	(.39)	(.01)	(.40)	10.92	1.10	18,560	1.59	3.50	22
2004	11.07	.40	.15	.55	(.40)	(.02)	(.42)	11.20	5.04	21,346	1.61	3.63	14

Class C (9/94)
2008	10.79	.37	(.96)	(.59)	(.36)	(.06)	(.42)	9.78	(5.62)	12,455	1.46	3.48	21
2007	10.81	.37	.03	.40	(.37)	(.05)	(.42)	10.79	3.81	13,500	1.41	3.47	16
2006	10.85	.38	—	.38	(.38)	(.04)	(.42)	10.81	3.58	12,872	1.39	3.55	14
2005	11.12	.40	(.25)	.15	(.41)	(.01)	(.42)	10.85	1.37	12,952	1.40	3.70	22
2004	10.99	.42	.14	.56	(.41)	(.02)	(.43)	11.12	5.25	13,751	1.41	3.83	14

Class I (7/86)(e)
2008	10.85	.45	(.96)	(.51)	(.44)	(.06)	(.50)	9.84	(4.87)	112,282.71		4.23	21
2007	10.87	.45	.04	.49	(.46)	(.05)	(.51)	10.85	4.60	129,276.66		4.22	16
2006	10.91	.47	—	.47	(.47)	(.04)	(.51)	10.87	4.36	140,555.64		4.29	14
2005	11.19	.49	(.27)	.22	(.49)	(.01)	(.50)	10.91	2.05	146,949.65		4.45	22
2004	11.05	.50	.16	.66	(.50)	(.02)	(.52)	11.19	6.11	154,110.66		4.58	14

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are .90%, 1.65%, 1.45% and .70% for classes A, B, C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are 4.04%, 3.29%, 3.49% and 4.24% for classes A, B, C and I, respectively.

(d)	The Ratios of Expenses to Average Net Assets for 2008 and 2007 reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund. The amount of this deemed interest expense expressed as a percentage of average net assets was .08% and .03%, respectively, for each share class.

(e)	Subsequent to February 29, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Section 6    Glossary of Investment Terms

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Futures: A financial contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•

Options: An investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•	Swaps: A financial contract between two parties to exchange a set of payments that one party owns for a set of payments owned by the other party.

Section 6    Glossary of Investment Terms

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Global/International

Nuveen Symphony International Equity Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds Global Resources Fund

Value

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen Symphony Large-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Growth

Nuveen Rittenhouse Growth Fund

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Growth Opportunities Fund

Core

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Symphony Optimized Alpha Fund

Quantitative/Enhanced

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

Asset Allocation

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

Taxable Fixed Income

Nuveen High Yield Bond Fund

Nuveen Preferred Securities Fund

Nuveen Multi-Strategy Income Fund

Nuveen Short Duration Bond Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona	Louisiana	North Carolina
California[1]	Maryland	Ohio
Colorado	Massachusetts[2]	Pennsylvania
Connecticut	Michigan	Tennessee
Florida Preference	Missouri	Virginia
Georgia	New Jersey	Wisconsin
Kansas	New Mexico
Kentucky	New York[2]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds’ website at www.nuveen.com, or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549-0102.

The funds are series of Nuveen Multistate Trust II, whose Investment Company Act file number is 811-07755.

1.	Long-term, insured long-term and high yield portfolios.
2.	Long-term and insured long-term portfolios.

MPR-CA-1008D NA

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Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | (800) 257-8787 | www.nuveen.com